Insurance services - Summary of Bank's Aggregate Fair Value of Assets, by Major Investment Asset Category, Supporting Separate Accounts Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	₨ 1,051,916.1	$ 11,210.9	₨ 1,016,281.4
Government of India securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	82,466.0	878.9	97,711.6
Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	174,970.7	1,864.8	140,430.0
Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	257,436.7	2,743.7	238,141.6
Other securities (including mutual fund units)
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	779,211.8	8,304.5	766,292.4
Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	15,267.6	$ 162.7	11,847.4
UL Life [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	824,789.2		821,559.8
UL Life [Member] | Government of India securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	45,981.6		30,908.6
UL Life [Member] | Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	68,702.0		88,265.9
UL Life [Member] | Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	114,683.6		119,174.5
UL Life [Member] | Other securities (including mutual fund units)
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	704,189.2		697,104.6
UL Life [Member] | Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	5,916.4		5,280.7
UL Pension [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	53,435.7		54,738.0
UL Pension [Member} | Government of India securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	3,699.8		5,813.3
UL Pension [Member} | Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	9,754.3		8,133.3
UL Pension [Member} | Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	13,454.1		13,946.6
UL Pension [Member} | Other securities (including mutual fund units)
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	39,107.5		40,158.2
UL Pension [Member} | Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	874.1		633.2
Group Linked [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	173,691.2		139,983.6
Group Linked [Member] | Government of India securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	32,784.6		60,989.7
Group Linked [Member] | Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	96,514.4		44,030.8
Group Linked [Member] | Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	129,299.0		105,020.5
Group Linked [Member] | Other securities (including mutual fund units)
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	35,915.1		29,029.6
Group Linked [Member] | Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	₨ 8,477.1		₨ 5,933.5